AB Value Fund

Portfolio of Investments

February 29, 2020 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 98.3%
Financials – 21.7%
Banks – 13.2%
Bank of America Corp.	556,128	$15,849,648
Citigroup, Inc.	124,982	7,931,358
Wells Fargo & Co.	376,394	15,375,695
Zions Bancorp NA(a)	141,389	5,648,490
		44,805,191
Capital Markets – 1.8%
Morgan Stanley	135,443	6,098,998
Consumer Finance – 1.0%
Synchrony Financial	116,670	3,395,097
Insurance – 5.7%
Fidelity National Financial, Inc.	59,354	2,300,561
MetLife, Inc.	74,986	3,203,402
Progressive Corp. (The)	105,280	7,702,285
Reinsurance Group of America, Inc. - Class A	49,535	6,044,756
		19,251,004
		73,550,290
Information Technology – 14.0%
Communications Equipment – 3.7%
Juniper Networks, Inc.	355,161	7,536,516
Nokia Oyj (Sponsored ADR) - Class A(a)	1,301,612	5,037,239
		12,573,755
Semiconductors & Semiconductor Equipment – 2.6%
KLA Corp.	21,864	3,360,715
NXP Semiconductors NV	48,094	5,467,807
		8,828,522
Software – 4.6%
Oracle Corp.	312,998	15,480,881
Technology Hardware, Storage & Peripherals – 3.1%
Western Digital Corp.	188,943	10,497,673
		47,380,831
Health Care – 11.9%
Health Care Equipment & Supplies – 2.7%
Medtronic PLC	89,624	9,022,448
Health Care Providers & Services – 2.5%
UnitedHealth Group, Inc.	32,763	8,353,255
Pharmaceuticals – 6.7%
Johnson & Johnson	40,253	5,413,223
Perrigo Co. PLC	55,691	2,822,977
Pfizer, Inc.	148,091	4,949,201
Roche Holding AG (Sponsored ADR)	238,673	9,520,666
		22,706,067
		40,081,770

Company	Shares	U.S. $ Value
Consumer Staples – 10.0%
Beverages – 4.1%
PepsiCo, Inc.	106,788	$14,099,220
Food & Staples Retailing – 3.3%
US Foods Holding Corp.(b)	148,052	4,980,469
Walmart, Inc.	57,115	6,150,143
		11,130,612
Tobacco – 2.6%
Philip Morris International, Inc.	106,091	8,685,670
		33,915,502
Communication Services – 9.0%
Diversified Telecommunication Services – 9.0%
Charter Communications, Inc. - Class A(a) (b)	14,006	6,907,339
Comcast Corp. - Class A	460,469	18,616,762
Verizon Communications, Inc.	93,644	5,071,759
		30,595,860
Utilities – 6.8%
Electric Utilities – 6.8%
American Electric Power Co., Inc.	116,166	10,368,977
FirstEnergy Corp.	129,991	5,788,499
NextEra Energy, Inc.	26,943	6,810,113
		22,967,589
Consumer Discretionary – 6.7%
Auto Components – 2.4%
Lear Corp.(a)	20,709	2,302,841
Magna International, Inc. - Class A (United States)	123,257	5,647,636
		7,950,477
Hotels, Restaurants & Leisure – 0.8%
Papa John's International, Inc.	47,117	2,714,410
Specialty Retail – 3.1%
AutoZone, Inc.(b)	3,226	3,330,877
Gap, Inc. (The)(a)	247,820	3,551,261
Signet Jewelers Ltd.(a)	85,725	1,999,107
Williams-Sonoma, Inc.(a)	26,251	1,637,800
		10,519,045
Textiles, Apparel & Luxury Goods – 0.4%
Capri Holdings Ltd.(b)	58,436	1,508,817
		22,692,749
Energy – 6.7%
Energy Equipment & Services – 0.7%
Dril-Quip, Inc.(b)	35,539	1,265,899
RPC, Inc.(a)	302,370	1,040,153
		2,306,052
Oil, Gas & Consumable Fuels – 6.0%
Chevron Corp.	38,273	3,572,402

Company	Shares	U.S. $ Value
Diamondback Energy, Inc.	24,103	$1,494,386
EOG Resources, Inc.	104,359	6,601,750
Marathon Petroleum Corp.	182,589	8,658,371
		20,326,909
		22,632,961
Real Estate – 5.7%
Equity Real Estate Investment Trusts (REITs) – 5.7%
Americold Realty Trust	105,737	3,242,954
CubeSmart	91,776	2,778,059
Mid-America Apartment Communities, Inc.	59,108	7,640,300
Sun Communities, Inc.	35,760	5,466,989
		19,128,302
Industrials – 5.0%
Airlines – 2.1%
Alaska Air Group, Inc.	76,733	3,871,947
JetBlue Airways Corp.(a) (b)	214,321	3,381,985
		7,253,932
Building Products – 1.7%
Masco Corp.	136,196	5,627,619
Road & Rail – 1.2%
Knight-Swift Transportation Holdings, Inc.(a)	125,754	4,016,583
		16,898,134
Materials – 0.8%
Chemicals – 0.8%
Westlake Chemical Corp.(a)	49,103	2,743,385
Total Common Stocks
(cost $326,723,278)		332,587,373
SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(c) (d)
(e)
(cost $5,714,349)	5,714,349	5,714,349
Total Investments Before Security Lending Collateral for
Securities Loaned – 100.0%
(cost $332,437,627)		338,301,722

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3% Investment Companies – 0.3%

AB Fixed Income Shares, Inc. - Government

Money Market Portfolio - Class AB, 1.52%(c) (d)

(e)

(cost $1,028,633)	1,028,633	1,028,633

U.S. $ Value
Total Investments – 100.3%
(cost $333,466,260)(f)	$339,330,355
Other assets less liabilities – (0.3)%	(969,195)
Net Assets – 100.0%	$338,361,160

(a)Represents entire or partial securities out on loan.

(b)Non-income producing security.

(c)Affiliated investments.

(d)The rate shown represents the 7-day yield as of period end.

(e)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(f)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,830,164 and gross unrealized depreciation of investments was $(28,966,069), resulting in net unrealized appreciation of $5,864,095.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Value Fund

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks(a)	$332,587,373		$—		$—	$332,587,373
Short-Term Investments	5,714,349		—		—	5,714,349
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	1,028,633		—		—	1,028,633
Total Investments in Securities	339,330,355		—		—	339,330,355
Other Financial Instruments(b)	—		—		—	—
Total	$339,330,355		$—		$—	$339,330,355

(a)See Portfolio of Investments for sector classifications.

(b)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	11/30/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$2,147	$30,713	$27,146	$5,714	$8
Government Money Market Portfolio*	0	9,982	8,953	1,029	6
Total	$2,147	$40,695	$36,099	$6,743	$14

* Investments of cash collateral for securities lending transactions